Property and Equipment - Components of Property and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Components of Property and Equipment
Property and Equipment, Gross	$ 2,279.0	$ 2,133.3
Property and Equipment, net	1,391.8	1,310.1
Land, Building, Improvements, Equipment and Furniture [Member]
Components of Property and Equipment
Less: Accumulated depreciation and amortization	(982.4)	(874.3)
Property and Equipment, net	1,296.6	1,259.0
Land [Member]
Components of Property and Equipment
Property and Equipment, Gross	125.3	113.3
Building [Member]
Components of Property and Equipment
Property and Equipment, Gross	1,601.4	1,521.1
Leasehold Improvements [Member]
Components of Property and Equipment
Property and Equipment, Gross	115.2	96.2
Vehicles [Member]
Components of Property and Equipment
Property and Equipment, Gross	11.8	10.0
Furniture and Fixtures [Member]
Components of Property and Equipment
Property and Equipment, Gross	425.3	392.7
Construction in Progress [Member]
Components of Property and Equipment
Property and Equipment, net	$ 95.2	$ 51.1